Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Components of Lease Expense and Supplemental Balance Sheet Information

The components of lease expense were as follows:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Operating lease cost	$557,495	$567,585	$72,923

Supplemental balance sheet information related to leases was as follows:

	June 30, 2025	December 31, 2025
	HKD	HKD	US$
Operating lease:
Operating lease right-of-use assets	$1,225,109	$840,603	$108,000

Current operating lease obligation	945,801	661,615	85,004
Non-current operating lease obligation	291,151	190,765	24,510
Total operating lease obligation	$1,236,952	$852,380	$109,514

Weighted average remaining lease term (in year or period):
Operating lease	1.0	1.2

Weighted average discount rate:
Operating lease	3.6%	3.9%

Cash paid for amounts included in the measurement of lease liabilities	$1,108,944	$590,264	$75,837

Schedule of Minimum Lease Payment Under its Operating Lease

The Group’s commitment for minimum lease payment under its operating lease for its office facility as of December 31, 2025 was as follows:

Period ending December 31,	Amount (HKD)	Amount (US$)
2026	$675,771	$86,823
2027	204,023	26,213
Total future lease payments	$879,794	$113,036
Amount representing interest	(27,414)	(3,522)
Present value of future payments	$852,380	$109,514